Purchase of Intellectual Property Portfolio	9 Months Ended
Sep. 30, 2023
Purchase of Intellectual Property Portfolio [Abstract]
Purchase of Intellectual Property Portfolio

Note 3 — Purchase of Intellectual Property Portfolio

On July 8, 2023, Company completed the purchase of a portfolio of patents and trade secrets (the “Portfolio”) from Network Foundation Technologies, LLC (“NIFTY”). The Company issued 2,000,000 shares of its common stock to NIFTY as consideration for the Portfolio. The 2,000,000 shares of common stock of NYIAX have various registration restrictions and provisions for the clawback of shares by the Company in certain events as set forth in the Asset Purchase Agreement. In 2007, a NYIAX director, Thomas F. O’Neill., and a NYIAX officer, Mark Grinbaum, Co-Founder and Executive Vice President of Financial Products, purchased approximately 0.17% (acquired for $50,000) and 0.35% (acquired for $100,00) of NIFTY, respectively and owned these amounts as of July 8, 2023. Neither Mr. O’Neill nor Mr. Grinbaum were a director or officer of NIFTY.

The Portfolio consists of a portfolio of eighteen (18) patents and trade secrets, of which six of the patents are active. The Company will amortize the active patents over their useful lives.

The Company will use the Portfolio to enhance its offerings for the buying and selling of media, advertising audience, and advertising inventory. Additionally, the Company will use the Portfolio acquired from NIFTY to create new revenue streams in markets such as: (i) market data, (ii) streaming media (advertising, livestreaming and video-on-demand), and (iii) the webinar market. NYIAX engaged an intellectual property valuation company to assess the potential opportunities of the patents and trade secrets prior to our acquisition of the patents and trade secrets.

The Company has concluded that the purchase of this intellectual property portfolio is an acquisition of an asset group in accordance with ASC 805-10-55 and the Company utilized a $2.00 share valuation as it was consistent with the Company’s latest convertible notes offering, the 2023B Convertible Notes Offering.

A purchase price of approximately $4 million was recorded as of July 8, 2023 for the Portfolio.

The amortized cost as of September 30, 2023 was as follows:

Portfolio Cost	$4,000,000
Accumulated amortization as of September 30, 2023	(297,520)
$3,702,480

The Company will record amortization expense of the Portfolio as follows:

For the year ending December 31, 2023	$595,041
For the year ending December 31, 2024	1,190,083
For the year ending December 31, 2025	958,678
For the year ending December 31, 2026	517,906
For the year ending December 31, 2027	341,598
For the year ending December 31, 2028	264,463
Thereafter	132,231
Total	$4,000,000